Consolidated and Combined Statements of Cash Flows (FY) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net earnings for the year	$ 387	$ 434	$ 839	$ 845	$ 861
Noncash items:
Depreciation	20	20	39	40	44
Amortization	21	24	48	50	62
Stock-based compensation expense	35	22	55	41	34
Gain on product line disposition	15	0	0	0	(8)
Impairment of Equity Method Investment	0	15	15	0	0
Change in deferred income taxes			(25)	(44)	(11)
Change in trade accounts receivable, net	15	16	2	(88)	(14)
Change in inventories	(18)	16	52	(38)	(75)
Change in trade accounts payable	(30)	(53)	(1)	23	65
Change in prepaid expenses and other assets	(3)	8	(54)	(5)	(21)
Change in accrued expenses and other liabilities	(76)	(45)	(7)	46	(41)
Net cash provided by operating activities	366	457	963	870	896
Cash flows from investing activities:
Cash paid for acquisitions			0	(55)	(60)
Payments for additions to property, plant and equipment	(24)	(21)	(54)	(34)	(54)
Proceeds from sales of property, plant and equipment			2	0	0
Proceeds from sale of product lines			0	0	26
All other investing activities	(10)	2	(3)	0	(9)
Net cash used in investing activities	(34)	(19)	(55)	(89)	(97)
Cash flows from financing activities:
Payment of dividends	(44)	0
Proceeds from the issuance of common stock	11	0
Proceeds from the issuance of common stock in connection with stock-based compensation			4	0	0
Net transfers to Former Parent	0	(438)	(147)	(781)	(800)
Consideration paid to Former Parent in connection with Separation			(2,600)	0	0
Proceeds from borrowings			2,608	0	0
All other financing activities			0	0	1
Net cash used in financing activities	(33)	(438)	(135)	(781)	(799)
Effect of exchange rate changes on cash and equivalents	(18)	0	(11)	0	0
Net change in cash and cash equivalents	281	0	762	0	0
Beginning balance of cash and cash equivalents	762	0	0	0	0
Ending balance of cash and cash equivalents	$ 1,043	$ 0	$ 762	$ 0	$ 0